CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
Accounts payable		$ 106,493	$ 57,605
Deferred revenue - current		433,610	824,276
Amounts due to related parties	[1]	24,375	8,746
Accrued expenses and other current liabilities		365,195	229,122
Income tax payable		38,743	13,638
Short-term Debt		210,027	0
Deferred revenue - non-current		2,497	17,980
Due to related parties, noncurrent	[1]	196	271
Deferred tax liabilities - non-current		17,738	20,039
Long-term Debt		0	225,000
Other Liabilities, Noncurrent		465	6,344
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable		98,436	51,809
Deferred revenue - current		401,027	772,642
Amounts due to related parties		18,504	2,875
Accrued expenses and other current liabilities		291,728	158,849
Income tax payable		36,670	12,106
Short-term Debt		0	0
Bond payable, Current		0	0
Deferred revenue - non-current		2,497	17,980
Due to related parties, noncurrent		106	0
Deferred tax liabilities - non-current		16,951	19,867
Bond payable, Non-current		0	0
Long-term Debt		0	0
Other Liabilities, Noncurrent		$ 465	$ 4,660
Common Class A [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		126,501,071	118,401,821
Common shares, shares outstanding (in shares)		126,501,071	118,401,821
Common Class B [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		70,556,000	70,556,000
Common shares, shares outstanding (in shares)		70,556,000	70,556,000

[1]	The amounts due to related parties include $5,690 and $20,635 investment payable to related parties as of February 28, 2018 and February 28, 2019, respectively; the remaining amounts due to related parties primarily related to advanced service fees received from related parties.